FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT - Fair value settled amounts (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Financial Instruments and Risks
Cash (paid) received	R$ (1,921,253)	R$ (4,465,640)
Operational Hedge
Financial Instruments and Risks
Cash (paid) received	(1,267,832)	(2,328,973)
Operational Hedge | Zero cost collar (R$ x U.S.$)
Financial Instruments and Risks
Cash (paid) received	(1,269,231)	(2,268,158)
Operational Hedge | NDF (R$ x US$)
Financial Instruments and Risks
Cash (paid) received	1,399	(60,815)
Commodity Hedge
Financial Instruments and Risks
Cash (paid) received	(54,002)	(85,468)
Commodity Hedge | Swap Bunker (oil)
Financial Instruments and Risks
Cash (paid) received	(54,002)	(85,468)
Debt Hedge
Financial Instruments and Risks
Cash (paid) received	(599,419)	(2,051,199)
Debt Hedge | Swap CDI x Fixed (U.S.$)
Financial Instruments and Risks
Cash (paid) received	(266,268)	(1,888,906)
Debt Hedge | Swap IPCA to CDI
Financial Instruments and Risks
Cash (paid) received	41,651	10,601
Debt Hedge | Swap IPCA to Fixed (U.S.$)
Financial Instruments and Risks
Cash (paid) received	(4,819)	10,054
Debt Hedge | Swap Pre-Fixed to U.S.$ (U.S.$)
Financial Instruments and Risks
Cash (paid) received	49,562	59,351
Debt Hedge | Swap LIBOR to Fixed (U.S.$)
Financial Instruments and Risks
Cash (paid) received	R$ (419,545)	R$ (242,299)